Cover	Nov. 07, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 07, 2024
Registrant Name	READY CAPITAL CORPORATION
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35808
Entity Tax Identification Number	90-0729143
Entity Address, Address Line One	1251 Avenue of the Americas
Entity Address, Address Line Two	50th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	212
Local Phone Number	257-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Central Index Key	0001527590
Amendment Flag	false